Compensation Plans (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Summary of assumptions used in Black-Scholes option-pricing model to determine fair value of stock options granted

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2025	39,003,451	$0.08	9.62	$58,598
Granted	650,000	0.92
Exercised	—	—
Forfeited and expired	—	—
Balance at March 31, 2026	39,653,451	0.09	9.38	13,031
Options vested and exercisable at March 31, 2026	2,176,432	$0.73	8.24	$—

Summary of the classification of the company's stock-based compensation expense

	Three Months Ended March 31,
	2026	2025
Research and development	$87	$—
Sales and marketing	5	—
General and administrative	146	44
	$238	$44